Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Sep. 30, 2016	$ 3,207	$ 109,237,551	$ (84,277,611)	$ 24,963,147
Balance, beginning, shares at Sep. 30, 2016	32,076,396
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for cash, net of stock issuance costs	$ 2,414	19,578,237		19,580,651
Common stock issued for cash, net of stock issuance costs, shares	24,135,032
Common stock issued for services		818,231		818,231
Common shares cancelled	$ (2)	2
Common shares cancelled, shares	(15,000)
Fair value of stock options and warrants		1,293,932		1,293,932
Net loss for the year			(23,810,996)	(23,810,996)
Balance, ending at Sep. 30, 2017	$ 5,619	130,927,953	(108,088,607)	22,844,965
Balance, ending, shares at Sep. 30, 2017	56,196,428
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants for cash	$ 28	269,972		270,000
Exercise of warrants for cash, shares	270,000
Common stock issued for services		145,301		145,301
Fair value of stock options and warrants		877,751		877,751
Net loss for the year			(13,236,900)	(13,236,900)
Balance, ending at Sep. 30, 2018	$ 5,647	$ 132,220,977	$ (121,325,507)	10,901,117
Balance, ending, shares at Sep. 30, 2018	56,466,428
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(897,624)
Balance, ending at Dec. 31, 2018				$ 10,076,870